Financial Statement Schedule I - Condensed Financial Information of Parent Company Consolidated Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net loss	¥ (430,988)	$ (66,051)	¥ (395,165)	¥ (926,950)
Other comprehensive income/(loss), net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	(45,945)	(7,041)	23,608	127,586
Total comprehensive loss	(476,933)	(73,092)	(371,557)	(799,364)
Parent Company
Net loss	(430,542)	(65,983)	(394,817)	(926,886)
Other comprehensive income/(loss), net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	(45,945)	(7,041)	23,608	127,586
Total comprehensive loss	¥ (476,487)	$ (73,024)	¥ (371,209)	¥ (799,300)